Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	For the years ended June 30,
	2019	2018	2017

Basic (loss) earnings per share calculation:
Numerator:
Net (loss) income attributable to common shares	$(3,269,776)	$2,434,463	$2,047,445
Denominator:
Weighted average common shares outstanding	13,843,764	11,517,123	11,290,000
Basic (loss) earnings per share attributable to common shares	$(0.24)	$0.21	$0.18
Diluted earnings (loss) per share calculation:
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings per share	$(3,269,776)	$2,434,463	$2,047,445
Denominator:
Weighted average common shares outstanding	13,843,764	11,517,123	11,290,000
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	119,244	-
Shares used in computing diluted earnings per share attributable to common shares	13,843,764	11,636,367	11,290,000
Diluted (loss) earnings per share attributable to common shares	$(0.24)	$0.21	$0.18